Remuneration and other benefits paid to the Bank's directors and senior managers - Deferred variable remuneration systems (Details)	12 Months Ended		60 Months Ended
	Dec. 31, 2017 EUR (€) item period shares	Dec. 31, 2016 item period company	Dec. 31, 2015
Senior management
Related party transactions key personnel
Award, number of shares	1,430,143	1,596,248
Long-term and deferred compensation | €	€ 4,650,000
Maximum number of shares to be delivered | shares	648,457
Deferred variable compensation plan linked to multiannual objectives
Related party transactions key personnel
Deferred percentage		60.00%
Variable Remuneration or bonus deferral period		5 years
Variable Remuneration Immediate Payment Percentage		40.00%
Number of trading sessions	15	15
Percentage paid in cash		50.00%
Percentage paid in shares		50.00%
Number of credit institutions included in reference group	35	17
Deferred variable compensation plan linked to multiannual objectives | Maximum
Related party transactions key personnel
Variable Remuneration or bonus deferral period	5 years
Deferred variable compensation plan linked to multiannual objectives | Directors
Related party transactions key personnel
Deferred percentage	60.00%
Variable Remuneration or bonus deferral period	5 years	5 years
Variable Remuneration Immediate Payment Percentage	40.00%
Deferred variable compensation plan linked to multiannual objectives | Other directors
Related party transactions key personnel
Variable Remuneration or bonus deferral period		3 years
Deferred conditional variable remuneration plan
Related party transactions key personnel
Deferred percentage			60.00%
Variable Remuneration or bonus deferral period			5 years
Number of trading sessions	15	15
Deferred conditional variable remuneration plan | Directors
Related party transactions key personnel
Number of trading sessions | period	15
Bonus plans approved up to 2014
Related party transactions key personnel
Variable Remuneration or bonus deferral period			3 years
ILP
Related party transactions key personnel
Variable Remuneration or bonus deferral period	3 years
ILP | Directors | Maximum
Related party transactions key personnel
Award, number of shares	406,899
ILP | Mrs. Ana Botin-Sanz de Sautuola y O'Shea | Directors | Maximum
Related party transactions key personnel
Award, number of shares	187,070
ILP | Mr. Jose Antonio Alvarez Alvarez | Directors | Maximum
Related party transactions key personnel
Award, number of shares	126,279
ILP | Mr. Rodrigo Echenique Gordillo | Directors | Maximum
Related party transactions key personnel
Award, number of shares	93,540
ILP | Mr. Matias Rodriguez Inciarte | Directors | Maximum
Related party transactions key personnel
Award, number of shares	145,922